CASH AND BORROWINGS - Liquidity and capital resources (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Cash net of bank overdrafts	$ 1,751	$ 257	$ 333	$ 155
Net debt including lease liabilities	1,926	1,770	1,104	$ 1,281
Increase (decrease) in net debt	156	666	$ (177)
Committed facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities	2,429	$ 2,900
Amount drawn	$ 3,480